Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Outstanding Commodity Derivatives

As of December 31, 2015, the Company had the following outstanding commodity derivatives:

Commodity and Derivative Type	Weighted-Average Contract Price	Contract Volume (Mmbtu)	Contract Period

Natural Gas Swap Agreements	$3.20 per Mmbtu	1,800,000	Jan. 2016 – June 2016